Oppenheimer
Special Value Fund

Prospectus dated February 28, 2002 revised May 28,
2002

                                                     Oppenheimer Special Value Fund (formerly named Oppenheimer
                                                     Mid Cap Value Fund) is a mutual fund that seeks long-term
                                                     capital appreciation.  It emphasizes investments in common stocks of U.S. companies that the portfolio manager believes are undervalued.
                                                          This Prospectus contains important information about the
                                                     Fund's objective, its investment policies, strategies and
                                                     risks. It also contains important information about how to buy and sell shares of the Fund and other account features.
                                                     Please read this Prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved the Fund's securities nor has it
determined that this Prospectus is accurate or
complete. It is a criminal offense to represent
otherwise.

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CONTENTS

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                            ABOUT THE FUND

                  3         The Fund's Investment Objective and Strategies
                            Main Risks of Investing in the Fund
                  4         The Fund's Past Performance
                  4         Fees and Expenses of the Fund
                  6         About the Fund's Investments
                  8         How the Fund is Managed

                            ABOUT YOUR ACCOUNT

                  9         How to Buy Shares
                            Class A Shares
                            Class B Shares
                            Class C Shares
                            Class N Shares
                            Class Y Shares

                  17        Special Investor Services
                            AccountLink
                            PhoneLink
                            Oppenheimer Internet Website
                  19        Retirement Plans

                            How to Sell Shares
                            By Mail
                  21        By Telephone
                  23
                  24        How to Exchange Shares
                            Shareholder Account Rules and Policies
                            Dividends, Capital Gains and Taxes
                            Financial Highlights

---------------------------

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests primarily in common stocks of U.S. companies that the portfolio manager believes are undervalued.  The Fund may invest without limit in companies in any capitalization range.  The Fund's current focus is mid-cap and small-cap issuers, but this may change from time to time.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  The portfolio managers select securities one at a time. This is called a "bottom up approach." The portfolio managers use fundamental company analysis to select securities for the Fund that they believe are not fully recognized or are temporarily out of favor with the market.
The portfolio managers consider the following factors in assessing a company's prospects:

   o   Future supply/demand conditions for key products,
   o   Development of new products or businesses,
o        Quality of management,
   o   Competitive position in the marketplace,
   o   Allocation of capital.

       The portfolio managers may consider selling a stock for one or more of the following reasons:
o        The stock price approaches its target,
o        The company's fundamentals appear to be deteriorating, or
o        Better stock ideas have been developed.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term.
Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor selection by the Fund's investment Manager,
OppenheimerFunds, Inc. will cause the Fund to underperform other funds having similar objectives.  As an example, the portfolio managers' "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds with similar investment objectives but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund normally emphasizes investments in common stocks and other equity securities, the value of the
Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         The Fund expects to invest primarily in common stocks of U.S. companies that the portfolio manager believes are undervalued. The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in value stocks.

           Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The
Fund currently invests primarily in securities of companies with a medium-size or smaller capitalization. Small and medium capitalization companies may have more volatile stock prices than large companies.

           The Manager may increase the relative emphasis of the Fund's investments in a particular industry from
time to time.   Stocks of issuers in a particular industry may be affected by changes in economic conditions, changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short term, the Fund may be less volatile than emerging markets stock funds but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
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The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. The table below shows one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares), since the Fund's inception both before and after taxes and by showing how the cumlative total returns of the Fund's shares compare to those of a broad-based market index.  The after-tax returns shown for Class A shares are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. No performance information is shown for Class B, Class C, Class N or
Class Y shares because those Classes were not available for sale during the year ended December 31, 2001. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical, and that past performance, before and after taxes, (particularly over a short-term period) is not predictive of future results.

------------------------------------------------------ ----------------------------------------------------
Cumulative Total Return                                      For the period ended December 31, 2001
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
Class A Shares (inception 4/2/01)
  Return Before Taxes                                                         7.63%
  Return After Taxes on Distributions                                         7.63%
  Return  After  Taxes on  Distributions  and Sale of                         4.65%
  Fund Shares
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------

S&P MidCap 400 Index (reflects no deduction for                              11.38%1
fees, expenses or taxes)

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1.  Index performance is shown from 3/31/01.

The Fund's cumulative total return includes the current maximum initial sales charge of 5.75%.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P MidCap 400
Index, an unmanaged index of equity securities. The index performance includes the reinvestment of income but does not reflect transaction costs. The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's Class A expenses during its fiscal year ended October 31, 2001.

Shareholder Fees (charges paid directly from your investment):

                                                     Class A      Class B     Class C     Class N     Class Y
                                                     Shares       Shares      Shares      Shares      Shares
---------------------------------------------------- ------------ ----------- ----------- ----------- --------------
Maximum Sales Charge (Load) on
Purchases (as % of offering price)                   5.75%        None        None        None        None
---------------------------------------------------- ------------ ----------- ----------- ----------- --------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering
price or redemption proceeds)                        None1        5%2         1%3         1%4         None
1.       A contingent  deferred  sales charge may apply to  redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------
                                                    Class A      Class B     Class C     Class N      Class Y
                                                    Shares       Shares      Shares      Shares       Shares
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
Management Fees                                     1.00%        1.00%       1.00%       1.00%        1.00%
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
Distribution and/or Service (12b-1) Fees            0.25%1       1.00%       1.00%       0.50%        N/A
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
Other Expenses                                      0.38%        0.38%       0.38%       0.38%        0.38%
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
--------------------------------------------------- ------------ ----------- ----------- ------------ --------------
Total Annual Operating Expenses                     1.63%        2.38%       2.38%       1.88%        1.38%
---------------------------------------------------

1.       All of the 12b-1 fees were  waived  during the fiscal  year ended  October 31,  2001.  After the waiver,  the
     "Total Annual Operating Expenses were 1.38%.  That waiver has been eliminated effective June 30, 2002.

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.  The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001.  That undertaking may be amended or withdrawn at any time.
Class B, Class C, Class N and Class Y shares were not available for purchase during the Fund's fiscal year ended
October 31, 2001, therefore, the expenses above for Class B shares, Class C shares, Class N shares and Class Y shares are based on the expected expenses for that class of shares for the current fiscal year.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

       The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

  ----------------------------------------
  If shares are redeemed:                        1 Year           3 Years          5 Years        10 Years1
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class A Shares                                  $731             $1060            $1411           $2397
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class B Shares                                  $741             $1042            $1470           $2359
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class C Shares                                  $341              $742            $1270           $2716
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class N Shares                                  $291              $591            $1016           $2201
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class Y Shares                                  $141              $437            $755            $1657
  ----------------------------------------

  ----------------------------------------
  If shares are not redeemed:                    1 Year           3 Years          5 Years        10 Years1
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class A Shares                                  $731             $1060            $1411           $2397
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class B Shares                                  $241              $742            $1270           $2359
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class C Shares                                  $241              $742            $1270           $2716
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class N Shares                                  $191              $591            $1016           $2201
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  ---------------------------------------- ------------------- --------------- ---------------- ---------------
  Class Y Shares                                  $141              $437            $755            $1657
  ----------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or
Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but
Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1.       Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

The fund's Principal INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

         However, changes in the overall market prices of securities can occur at any time. The share prices of the
Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments. The Fund invests primarily in common stocks of U.S. companies that the portfolio manager believes are undervalued.  The Fund may invest without limit in companies in any capitalization range. The Fund currently invests primarily in securities of companies with a medium-size or smaller capitalization, but this may change from time to time.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in short-term trading to try to achieve its objective and may have a high portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the
       Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover ratio during the prior fiscal period.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the Manager's investment decision than in the case of other debt securities.

Foreign Investing. The Fund can invest up to 35% of its total assets in foreign equity securities which can include securities listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets.

       While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Investing In Small, Unseasoned Companies.  The Fund can invest in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants to. Their prices may be very volatile, especially in the short term. The Fund currently intends to invest no more than 35% of its net assets in securities of small, unseasoned issuers.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

       Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.
       As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o   Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts as these
       are all referred to as "hedging instruments."    Underlying investments for these hedging instruments include securities, securities indices and currencies.  The Fund does not currently use hedging extensively or for speculative purposes. It has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective.

       Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

       There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures or options positions were not correlated with its other investments or, if it could not close out a position because of an illiquid market for the future or option.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents
(such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

       The Manager has operated as an investment advisor since January 1960. The Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2001, including other Oppenheimer funds with more than 6.3 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Managers. The Fund's portfolio is managed by Susan Switzer and Christopher Leavy. Ms. Switzer is a Vice
       President of the Manager and a Vice President of the Fund. Mr. Leavy is a Senior Vice President of the
       Manager and Vice President of the Fund.  Both serve as an officer and portfolio manager of other Oppenheimer funds.

       Prior to joining the Manager in December 1997, Ms. Switzer was an assistant portfolio manager at Neuberger
       Berman from November 1994 to November 1997. Prior to joining the Manager in September 2000, Mr. Leavy was a portfolio manager of Morgan Stanley Dean Witter Investment (from 1997), prior to which he was a portfolio manager and equity analyst of Crestar Asset Management (from 1995).

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 1.00% of the average annual net assets of the Fund.

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A B O U T   Y O U R   A C C O U N T
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How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds
Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If
         you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.
         However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

o        Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink" below for more details.

o        Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund (and up to four other
             Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the Asset Builder application and the
             Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least
             $25 through AccountLink.

o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
             Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
             your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The
         New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price.
         Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within
18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.  Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

o        Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
             That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

             However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
             Class A shares.

             And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class
         B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C, and Class N asset-based sales charge described below and in the Statement of Additional
         Information.  Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                                           Front-End Sales            Front-End Sales
                                             Charge As a                Charge As a              Concession As
                                            Percentage of            Percentage of Net           Percentage of
Amount of Purchase                         Offering Price             Amount Invested           Offering Price
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
Less than $25,000                               5.75%                      6.10%                     4.75%
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
$25,000 or more but
less than $50,000                               5.50%                      5.82%                     4.75%
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
$50,000 or more but
less than $100,000                              4.75%                      4.99%                     4.00%
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
$100,000 or more but
less than $250,000                              3.75%                      3.90%                     3.00%
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
$250,000 or more but
less than $500,000                              2.50%                      2.56%                     2.00%
------------------------------------- -------------------------- -------------------------- ------------------------
------------------------------------- -------------------------- -------------------------- ------------------------
$500,000 or more but
less than $1 million                            2.00%                      2.04%                     1.60%
-------------------------------------

Can You Reduce Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales charge rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced  Sales  Charges" in the
         Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of
         Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. Effective July 1, 2002, for grandfathered retirement accounts, the concession is 0.75%
         of the first $2.5 million, plus 0.25% of purchases over $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to
         1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The
         Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-----------------------------------------------------------
Years Since Beginning of Month in Which                     Contingent Deferred Sales Charge on Redemptions
Purchase Order was Accepted                                 in That Year (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
-----------------------------------------------------------

In the table, a "year" is a 12-month  period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
         When any Class B shares that you hold convert, any other of your Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the
         Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

     A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to
Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring
Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies and employee benefit plans.  For example, Massachusetts Mutual
Life Insurance Company, ("MassMutual") an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers.  Individual investors cannot buy Class Y shares directly.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts.
The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado Office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C, and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the
         Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares.
         The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
         Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of
         Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price.  The Distributor retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

o        transmit funds electronically to purchase shares by telephone (through a service representative or by
              PhoneLink) or automatically under Asset Builder Plans, or
o        have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish
AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established
Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number,
1.800.533.3310.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the
Transfer Agent by fax (telecopier).  Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.   These plans are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

o        You wish to redeem more than $100,000 and receive a check
o        The redemption check is not payable to all shareholders listed on the account statement
o        The redemption check is not sent to the address of record on your account statement
o        Shares are being transferred to a Fund account with a different owner or name
o        Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
         o    a U.S. bank, trust company, credit union or savings association,
         o    a foreign bank that has a U.S. correspondent bank,
         o    a U.S. registered dealer or broker in securities, municipal securities or government securities, or
         o    a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:

o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-----------------------------------------------------------------------------------------------------------------------
Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

-----------------------------------------------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

o        To redeem shares through a service representative, call 1.800.852.8457
o        To redeem shares automatically on PhoneLink, call 1.800.533.3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:

o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix B to the Statement of Additional
              Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

         1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for the holding period that applies to the class, and
         3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

o        Shares of the fund selected for exchange must be available for sale in your state of residence.
         o   The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
         1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

o        The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.

o        The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.
         If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.
         For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
         Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
         Employer Identification Number when you sign your application, or if you under-report your income to the
         Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual reports, and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B,
Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income (except in the case of distributions of return of capital).  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

       This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance over the past fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Class B, Class C, Class N and Class Y shares were not offered for sale during the period shown below. Therefore, information on Class B, Class C, Class N and Class Y shares are not included in the following table or in the Fund's other financial statements.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Special Value Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Special Value Fund (formerly Oppenheimer Mid Cap Value Fund), including the statement of investments, as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 2, 2001 (inception of offering)
to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Special Value Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 2, 2001 (inception of offering) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of
America.

KPMG LLP

Denver, Colorado
November 21, 2001

STATEMENT OF INVESTMENTS                                     OCTOBER 31, 2001

                                                                                                                     MARKET VALUE
                                                                                                  SHARES             SEE NOTE 1

------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 98.3%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 9.6%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.1%
------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                        2,400             $ 80,400
------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                        4,500               99,000
                                                                                                              ----------------
                                                                                                                      179,400
------------------------------------------------------------------------------------------------------------------------------
METALS - 3.5%
------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                (1)                                       6,500               88,660
------------------------------------------------------------------------------------------------------------------------------
UCAR International, Inc.                                 (1)                                      16,000              116,320
                                                                                                              ----------------
                                                                                                                      204,980
------------------------------------------------------------------------------------------------------------------------------
PAPER - 3.0%
------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                                                         18,000              171,720
------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.8%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.8%
------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA (Embraer), ADR                                               10,000              171,600
------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                       1,500               48,375
                                                                                                              ----------------
                                                                                                                      219,975
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Pittston Brink's Group                                                                             6,600              127,050
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The)                                        (1)                                       4,000              104,520
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 6.7%
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.6%
------------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.                                 (1)                                       9,500               68,210
------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                              (1)                                      12,000              107,160
------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                (1)                                      10,000               34,000
                                                                                                              ----------------
                                                                                                                      209,370
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 3.1%
------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.                        (1)                                       5,500               81,785
------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA                       (1)                                       9,000               99,450
                                                                                                              ----------------
                                                                                                                      181,235
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 12.0%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.6%
------------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                              4,200               91,014
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 5.0%
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                               17,000              114,750
------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.                                         (1)                                       3,000               66,900
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                          4,900              107,996
                                                                                                              ----------------
                                                                                                                      289,646
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                        (1)                                       4,500              143,955
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.9%
------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                                3,500               99,750
------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                      3,000               70,170
                                                                                                              ----------------
                                                                                                                      169,920
------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 8.6%
------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A                        (1)                                       7,500              101,625
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                              (1)                                       6,000              152,400
9 Oppenheimer Special Value Fund STATEMENT OF INVESTMENTS Continued

                                                                                                                     MARKET VALUE
                                                                                                  SHARES             SEE NOTE 1

------------------------------------------------------------------------------------------------------------------------------
Food - 4.2%
------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                         9,450             $131,638
------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                                               (1)                                       6,500              114,530
                                                                                                              ----------------
                                                                                                                      246,168
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 13.6%
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 6.3%
------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                          (1)                                       2,000               51,180
------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                                     (1)(2)                                    1,000               39,000
------------------------------------------------------------------------------------------------------------------------------
Core Laboratories NV                                     (1)                                       8,500              138,550
------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.                                     (1)                                       4,500              137,475
                                                                                                              ----------------
                                                                                                                      366,205
------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.7%
------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 3,000              114,900
------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc.                                                                                 8,500              155,125
                                                                                                              ----------------
                                                                                                                      270,025
------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                              4,300              151,365
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 17.8%
------------------------------------------------------------------------------------------------------------------------------
BANKS - 11.0%
------------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                                2,400               98,400
------------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                                          3,000              108,810
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                                         6,000              161,760
------------------------------------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                                                  5,100              116,025
------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                                      3,200              153,344
                                                                                                              ----------------
                                                                                                                      638,339
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.6%
------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP                                                             3,000              142,950
------------------------------------------------------------------------------------------------------------------------------
eSPEED, Inc., Cl. A                                      (1)                                      12,000               64,200
                                                                                                              ----------------
                                                                                                                      207,150
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   (2)                                         900               78,174
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                     3,700              105,450
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 8.3%
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 4.6%
------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.                                             (1)                                       2,600              108,888
------------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                             (1)                                       1,400               77,000
------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.                             (1)(2)                                    1,750               83,440
                                                                                                              ----------------
                                                                                                                      269,328
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.7%
------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                                  (1)(2)                                    5,000              113,700
------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                  3,800              102,258
                                                                                                              ----------------
                                                                                                                      215,958
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 10.0%
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.2%
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                            (1)                                       6,200               67,828
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                             (1)(2)                                      800               32,176
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.8%
------------------------------------------------------------------------------------------------------------------------------
CIENA Corp.                                              (1)                                       3,000               48,780
10 Oppenheimer Special Value Fund

STATEMENT OF INVESTMENTS Continued
                                                                                                                   MARKET VALUE
                                                                                                 SHARES            SEE NOTE 1

------------------------------------------------------------------------------------------------------------------------------
Electronics - 7.4%
------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                         (1)                                       1,900           $   77,634
------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                       (1)                                       3,000               56,880
------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                           (1)                                       4,900              112,945
------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                    (1)                                       8,500              179,690
                                                                                                              ----------------
                                                                                                                      427,149
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.9%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
------------------------------------------------------------------------------------------------------------------------------
AES Corp. (The)                                          (1)                                       6,600               91,410
------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                            3,500               61,775
                                                                                                              ----------------
                                                                                                                      153,185
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                        5,250               72,975
                                                                                                              ----------------
Total Common Stocks (Cost $5,677,815)                                                                               5,697,065

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,
Inc., 2.54%, dated 10/31/01, to be repurchased at
$41,003 on 11/1/01, collateralized by U.S. Treasury Bonds,
11.125%, 8/15/03, with a value of $12,471, U.S. Treasury
Nts., 6.125%--7.25%, 12/31/01--2/15/10, with a value of
$13,918 and U.S. Treasury Bills, 11/8/01--3/28/02, with a
value of $15,438 (Cost $41,000)                                                                  $41,000               41,000

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,718,815)                                                       99.0%           5,738,065
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                      1.0               56,926
                                                                                               ----------   ------------------

NET ASSETS                                                                                         100.0%          $5,794,991
                                                                                               ==========   ==================
1. Non-income-producing security. 2. A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:

                                                     CONTRACTS
                                                     SUBJECT     EXPIRATION      EXERCISE        PREMIUM               MARKET VALUE
                                                     TO CALL     DATES           PRICE           RECEIVED              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

Boston Scientific Corp.                                  20       1/21/02        $25.00          $ 2,164               $2,300
Cooper Cameron Corp.                                      7      11/19/01         80.00            3,829                   --
Intuit, Inc.                                              7       1/21/02         55.00            2,219                  560
Watson Pharmaceuticals, Inc.                              8       1/21/02         70.00            2,376                   80
Watson Pharmaceuticals, Inc.                              7       1/21/02         75.00            1,939                   --
XL Capital Ltd., Cl. A                                    4       1/21/02         90.00            1,987                1,840
                                                                                               ----------     ----------------
                                                                                                  14,514                4,780
                                                                                               ----------     ----------------
                                                     CONTRACTS
                                                     SUBJECT
                                                     TO PUT
------------------------------------------------------------------------------------------------------------------------------
CIENA Corp.                                              15       1/21/02         15.00            3,630                3,900
                                                                                               ----------     ----------------
                                                                                                 $18,144               $8,680
                                                                                               ==========     ================
See accompanying Notes to Financial Statements. 11 Oppenheimer Special Value Fund

STATEMENT OF ASSETS AND LIABLILITES         OCTOBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $5,718,815) - see accompanying statement                                              $5,738,065
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                     446,550
Interest and dividends                                                                                                   812
Other                                                                                                                  1,322
                                                                                                          -------------------
Total assets                                                                                                       6,186,749

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                                        13,422
-----------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $18,144) -
see accompanying statement                                                                                             8,680
-----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                362,329
Trustees' compensation                                                                                                     4
Other                                                                                                                  7,323
                                                                                                          -------------------
Total liabilities                                                                                                    391,758

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $5,794,991
                                                                                                          ===================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $5,853,016
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                                                        (86,739)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                                              28,714
                                                                                                          -------------------
NET ASSETS                                                                                                        $5,794,991
                                                                                                          ===================

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:

Net asset value and redemption price per share (based on net assets of
$5,794,991 and 576,950 shares of beneficial interest outstanding)                                                     $10.04
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.65
See accompanying Notes to Financial Statements. 12 Oppenheimer Special Value Fund

STATEMENT OF OPERATIONS       FOR THE PERIOD FROM APRIL 2, 2001 (INCEPTION OF OFFERING) TO OCTOBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $274)                                                                 $32,570
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              11,399
                                                                                                          -------------------
Total income                                                                                                          43,969

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       35,052
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees                                                                                     8,763
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            3,353
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                            2,096
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,439
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    63
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  6,646
                                                                                                          -------------------
Total expenses                                                                                                        57,412
Less reduction to custodian expenses                                                                                  (1,790)
Less reduction to excess expenses                                                                                     (8,763)
                                                                                                          -------------------
Net expenses                                                                                                          46,859

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (2,890)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                          (85,703)
Closing and expiration of option contracts written                                                                     2,107
Foreign currency transactions                                                                                         (3,889)
                                                                                                          -------------------
Net realized gain (loss)                                                                                             (87,485)

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                           31,855
Translation of assets and liabilities denominated in foreign currencies                                               (3,141)
                                                                                                          -------------------
Net change                                                                                                            28,714
                                                                                                          -------------------
Net realized and unrealized gain (loss)                                                                              (58,771)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                ($61,661)
                                                                                                          ===================
See accompanying Notes to Financial Statements. 13 Oppenheimer Special Value Fund

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                 PERIOD ENDED
                                                                                                                 OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                                                         ($2,890)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                             (87,485)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                  28,714
                                                                                                          -------------------
Net increase (decrease) in net assets resulting from operations                                                      (61,661)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                            5,756,652
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     5,694,991
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  100,000 (2)
                                                                                                          -------------------
End of period                                                                                                     $5,794,991
                                                                                                          ===================
1. For the period from April 2, 2001 (inception of offering) to October 31, 2001. 2. Reflects the value of the Manager's initial seed money investment at March 20, 2001. See accompanying Notes to Financial Statements. 14 Oppenheimer Special Value Fund

FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                                                 -------------------
                                                                 PERIOD ENDED
                                                                 OCTOBER 31, 2001(1)
----------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                             $10.00
----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.01)
Net realized and unrealized gain (loss)                             .05
                                                                 -----------
Total income (loss) from investment operations                      .04
----------------------------------------------------------------------------
Net asset value, end of period                                   $10.04
                                                                 ===========
----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                               0.40%
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $5,795
----------------------------------------------------------------------------
Average net assets (in thousands)                                $6,034
----------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (0.08)%
Expenses                                                           1.63%
Expenses, net of reduction to custodian expenses                   1.58%
Expenses, net of reduction to excess expenses                      1.38%
----------------------------------------------------------------------------
Portfolio turnover rate                                            104%
1. For the period from April 2, 2001 (inception of offering) to October 31, 2001. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year. See accompanying Notes to Financial Statements. 15 Oppenheimer Special Value Fund NOTES TO FINANCIAL STATEMENTS 1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer Special Value Fund (the Fund), which operated under the name of Oppenheimer Mid Cap Value Fund through September 30, 2001, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of October 31, 2001, the majority of Class A shares were owned by the Manager. The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund. SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value). REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited. FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of October 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows: EXPIRING

__________ 2009 $50,614 TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. 16 Oppenheimer Special Value Fund NOTES TO FINANCIAL STATEMENTS Continued 1. SIGNIFICANT ACCOUNTING POLICIES continued DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended October 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $3,636, a decrease in accumulated net investment loss of $2,890, and a decrease in accumulated net realized loss on investments of $746. Net assets of the Fund were unaffected by the reclassifications. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 2. SHARES OF BENEFICIAL INTEREST The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      PERIOD ENDED OCTOBER 31, 2001(1)
                                                      SHARES                 AMOUNT
----------------------------------------------------------------------------------------
CLASS A

Sold                                                  566,950                $5,756,652
Dividends and/or distributions reinvested                  --                        --
Redeemed                                                   --                        --
                                            ------------------     ---------------------
Net increase (decrease)                               566,950                $5,756,652
                                            ==================     =====================
(1) For the period from April 2, 2001 (inception of offering) to October 31, 2001. 3. PURCHASES AND SALES OF SECURITIES The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2001, were $11,841,017 and $6,070,915, respectively. 17 Oppenheimer Special Value Fund NOTES TO FINANCIAL STATEMENTS Continued 3. PURCHASES AND SALES OF SECURITIES continued As of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $5,754,940 was: Gross unrealized appreciation $ 338,164 Gross unrealized depreciation (355,039) -------------- Net unrealized appreciation (depreciation) $ (16,875) ============== 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the average net assets of the Fund. The Fund's management fee for the period ended October 31, 2001 was an annualized rate of 1.00%. TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Class A shares. This voluntary waiver limits transfer agent fees to 0.35% of average net assets for Class A shares effective October 1, 2001. DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Fund has adopted a Service Plan for Class A under Rule 12b-1 of the Investment Company Act. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class. CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended October 31, 2001, payments under the Class A plan totaled $8,763 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. 5. FOREIGN CURRENCY CONTRACTS A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities. The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations. 18 Oppenheimer Special Value Fund NOTES TO FINANCIAL STATEMENTS Continued 5. FOREIGN CURRENCY CONTRACTS continued Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable. 6. OPTION ACTIVITY The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Written option activity for the period ended October 31, 2001 was as follows:

                                                        CALL OPTIONS                          PUT OPTIONS
                                  -------------------------------------   ------------------------------------
                                         NUMBER OF            AMOUNT OF         NUMBER OF             AMOUNT OF
                                         CONTRACTS            PREMIUMS          CONTRACTS             PREMIUMS
--------------------------------------------------------------------------------------------------------------

Options written                               185             $ 50,462                25              $ 5,800
Options closed or expired                    (132)             (35,948)              (10)              (2,170)
                                  ----------------  -------------------   ---------------   ------------------
Options outstanding as of
October 31, 2001                               53              $14,514                15              $ 3,630
                                  ================  ===================   ===============   ==================

7.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

19  Oppenheimer Special Value Fund

20  Oppenheimer Special Value Fund

INFORMATION AND SERVICES

For More Information on Oppenheimer Special Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------ --------------------------------------------------------------------
By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.525.7048
------------------------------------------------ --------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
------------------------------------------------ --------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------
On the Internet:                                 You can send us a request by e-mail or read or download
                                                 documents on the OppenheimerFunds website:
                                                 www.oppenheimerfunds.com
------------------------------------------------ --------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-10257                                     The Fund's shares are distributed by:
PR0595.002.0202
Printed on recycled paper.                                             OppenheimerFunds(R)Distributor, Inc.